NOTE RECEIVABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
NOTE RECEIVABLE [Abstract]
NOTE RECEIVABLE

NOTE 4	NOTE RECEIVABLE

On November 13, 2012, the Company received a promissory note from Alternative Energy and Environmental Solutions, Inc. (the "Borrower") in exchange for $6,034. The note was non-interest bearing and due on demand. During the year ended April 30, 2013 the Company fully reserved the note.

NOTE 4	NOTE RECEIVABLE

On November 13, 2012, the Company received a promissory note from Alternative Energy and Environmental Solutions, Inc. (the "Borrower") in exchange for $6,034. The note was non-interest bearing and due on demand. During the year ended April 30, 2013 the Company fully reserved the note.